Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches (Details) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	$ 582,865	$ 579,656
Toronto-Dominion Bank [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	185,914	204,543
Subsidiaries [Member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	354,808	360,569
Foreign branches [member]
Disclosure Of Unencumbered Assets [Line Items]
Unencumbered liquid assets	$ 42,143	$ 14,544